Lease financing (Tables)	12 Months Ended
Dec. 31, 2019
Lease Commitments Tables Abstract
Capital lease obligations, Principal payments
Twelve month periods ending	Amount
December 31, 2020	$69,820
December 31, 2021	68,255
December 31, 2022	66,144
December 31, 2023	137,160
December 31, 2024	25,809
December 31, 2025 and thereafter	122,318
Total bareboat lease minimum payments	$489,506
Unamortized debt issuance costs	(3,936)
Total bareboat lease minimum payments, net	$485,570
Excluding bareboat lease interest	(63,594)
Lease commitments – short term	52,145
Lease commitments – long term	369,831